Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development Expenses
Summary of research and development expenses

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Clinical trial related costs	199,728	255,935	190,051
Personnel compensation and related costs	93,030	119,306	91,639
Other research and development expenses	9,243	11,652	17,396
	302,001	386,893	299,086